Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

January 30, 2023

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
CornerCap Fundametrics Large-Cap ETF S000069264

To the Commission:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, CornerCap Fundametrics Large-Cap Fund (the “Fund”), is Post-Effective Amendment No. 262 and Amendment No. 263 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) to become effective 60 days after receipt of this filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement. The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please note that the Prospectus and SAI relating to the Fund were recently reviewed by the SEC as Post-Effective Amendment No. 183, filed pursuant to Rule 485(a)(1) on June 5, 2020 (accession number 0000894189-20-004406). No change in the investment objective, policies, techniques or other material aspects of the Fund’s operations is contemplated. Therefore, pursuant to Investment Company Act Release No. 13768, we would like to request that the amendment be afforded limited and expedited review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios